Equity - Summary of Movements of Shares in Share Trust (Details) - Mesoblast Employee Share Trust	1 Months Ended	3 Months Ended
	Jul. 31, 2020 shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Opening balance, shares	3,500,000	771,983	3,500,000
Transfer to employee share trust, shares	3,500,000		1,450,000
Exercise of share options ,shares		(165,747)	(4,158,353)
Ending balance, shares		606,236	791,647